FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	£ 25,834	£ 36,138
Derivative liabilities	(26,124)	(34,924)
Level 1 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	246	270
Derivative liabilities	(587)	(358)
Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	24,532	34,469
Derivative liabilities	(24,733)	(33,606)
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	1,056	1,399	£ 1,469
Derivative liabilities	£ (804)	£ (960)	£ (723)